Note 4 - Acquisition-Related Items (Detail) - Composition of Acquisition-Related Expense (Income) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 28, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contingent consideration compensation expense		$ 5,096	$ 2,819	$ 1,532
Contingent consideration fair value adjustments		3,645	969	935
Transaction costs		5,032	861	1,158
Reclassification from accumulated other comprehensive loss	(2,553)	2,553
Settlement of acquisition-related liability				(4,496)
		$ 16,326	$ 4,649	$ (871)